SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of recognized depreciation over its estimated useful lives [Table Text Block]

Furniture and equipment 20% declining balance

Leasehold improvements   10 years straight line

Buildings   20 years straight line

Extraction equipment 20% declining balance

Laboratory equipment 20% declining balance

Computer software 20% declining balance

Right-of-use assets  4 years straight line over the lease term

Disclosure of intangible assets useful lives [Table Text Block]	Trademarks 10 years straight line Patient relationships 5 years straight line